Harding, Loevner Funds, Inc. (the “Fund”)

Supplement dated June 26, 2023 to the

Prospectus for Institutional Investors, Prospectus for Individual Investors and Prospectus for Institutional Class Z Investors, each dated February 28, 2023

Summary Prospectuses for Institutional Emerging Markets Portfolio (Institutional Class and Institutional Class Z), and Emerging Markets Portfolio (Advisor Class), each dated February 28, 2023

The Board of Directors of the Fund has approved a reduction in the management fee to 0.95% for each of the Institutional Emerging Markets Portfolio and the Emerging Markets Portfolio.

In addition, Harding Loevner LP has contractually agreed to lower the expense cap for the Institutional Emerging Markets Portfolios’ Institutional Class to 1.05%, to lower the expense cap for the Emerging Markets Portfolio’s Advisor Class to 1.25%, and to lower the Institutional Emerging Markets Portfolio’s Institutional Class Z expense cap to 0.95%, in each case through February 28, 2025.

The management fee and expense cap changes will become effective as of July 1, 2023.

Institutional Emerging Markets Portfolio – Institutional Class

Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Institutional Emerging Markets Portfolio’s Institutional Class Summary Prospectus and Prospectus for Institutional Investors is hereby deleted and replaced with the following:

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Institutional Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b-1) Fees	None

Other Expenses	0.15%

Total Annual Portfolio Operating Expenses	1.10%

Fee Waiver and/or Expense Reimbursement[1]	-0.05%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	1.05%

1 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.05% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Institutional Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$107	$340	$596	$1,331

Emerging Markets Portfolio – Advisor Class

Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Emerging Markets Portfolio’s Advisor Class Summary Prospectus and Prospectus for Individual Investors is hereby deleted and replaced with the following:

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Advisor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b-1) Fees	None

Other Expenses	0.21%

Total Annual Portfolio Operating Expenses	1.16%

Example:

This example is intended to help you compare the cost of investing in the Advisor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Advisor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Advisor Class’s operating expenses remain the same. The example does not take into account brokerage commissions that you may pay on your purchases and sales of Advisor Class shares of the Portfolio. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$118	$368	$638	$1,409

Institutional Emerging Markets Portfolio – Institutional Class Z

Accordingly, effective July 1, 2023, the “Portfolio Summary — Portfolio Fees and Expenses” section of the Institutional Emerging Markets Portfolio’s Institutional Class Z Summary Prospectus and Prospectus for Institutional Class Z Investors is hereby deleted and replaced with the following:

Portfolio Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell the Portfolio’s Institutional Class Z shares. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees

(Fees Paid Directly from Your Investment)

Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	None

Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	None

Annual Portfolio Operating Expenses

(Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)

Management Fees	0.95%

Distribution (Rule 12b-1) Fees	None

Other Expenses	0.07%

Total Annual Portfolio Operating Expenses	1.02%

Fee Waiver and/or Expense Reimbursement[1]	-0.07%

Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement[1]	0.95%

1 Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Portfolio’s Institutional Class Z shares for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 0.95% through February 28, 2025. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement.

Example:

This example is intended to help you compare the cost of investing in the Institutional Class Z of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Institutional Class Z of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Institutional Class Z’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2025. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years

$97	$310	$549	$1,235

Investors Should Retain this Supplement for Future Reference.